Preferred Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Class of Stock [Line Items]
Preferred Shares Authorized	34,634,734	34,634,734
Preferred Shares Issued	34,634,734	0
Preferred Shares Outstanding	34,634,734	0
Redemption Value	$ 127,520
Carrying Value	130,839
Ordinary Shares Issuable upon Conversion	26,653,383
Series A Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized	8,908,904
Preferred Shares Issued	8,908,904
Preferred Shares Outstanding	8,908,904
Redemption Value	40,001
Carrying Value	44,626
Ordinary Shares Issuable upon Conversion	9,502,830
Series B Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized	6,150,095
Preferred Shares Issued	6,150,095
Preferred Shares Outstanding	6,150,095
Redemption Value	19,004
Carrying Value	18,432
Ordinary Shares Issuable upon Conversion	4,100,063
Series C Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized	19,575,735
Preferred Shares Issued	19,575,735
Preferred Shares Outstanding	19,575,735
Redemption Value	68,515
Carrying Value	$ 67,781
Ordinary Shares Issuable upon Conversion	13,050,490